EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-21	16-Aug-21	15-Sep-21
To	31-Aug-21	15-Sep-21
Days	30

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes		$1,000,000,000.00
		1,000,000,000.00
Principal Amount of Debt		1,000,000,000.00
Required Overcollateralization		$177,266,666.67
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Required Overcollateralization Increase - MPR < 25%		$0.00
Incremental Overcollateralization Amount		$155,192,789.81
Series Nominal Liquidation Amount		999,126,123.15

	Deemed Amount for Series 2019-A	NMOTR Total Pool
Required Participation Amount1.	$999,126,123.15	$1,248,907,653.94
Excess Receivables1.	($409,664,955.05)	($423,662,018.27)
Excess Funding Account1.	$560,714,285.49	785,000,000.00
Total Collateral1.	1,150,175,453.59	$1,610,245,635.67

Collateral as Percent of Notes	115.02%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$1,778,373,655.47
Total Principal Collections	($1,322,191,539.65)
Investment in New Receivables	$943,850,194.66
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,386,332.00)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($546,873,226.79)
Less Servicing Adjustment	($527,116.02)

Ending Balance	$825,245,635.67

SAP for Next Period	71.43%

Average Receivable Balance	$1,026,518,768.60
Monthly Payment Rate	128.80%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$3,680,022.07
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$3,680,022.07

Series Allocation Percentage at Month-End	71.43%
Floating Allocation Percentage at Month-End	94.38%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	166,666,666.67
Payout	—
Additions	166,666,666.67

Ending Balance	333,333,333.33

Distributions to Investors
Days	30
LIBOR	0.095500%
Applicable Margin	0.560000%

	0.655500%

	Actual	Per $1000
Interest	546,250.00	0.55
Principal	—	—

		0.55
Total Due Investors	546,250.00
Servicing Fee	1,073,174.81

Excess Cash Flow	861,470.84

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00
Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.00%
Pass / Fail	PASS

Seller’s Interest and Regulation RR Compliance
	%	Amount ($)
Required Seller’s Interest	5.00%	$41,666,666.67
Seller’s Interest*	0.00%	$0.00
Seller’s Interest plus Excess Funding Account		$785,000,000.00
Seller’s Interest plus Excess Funding Account is greater than Required Seller’s Interest?		Yes

*	Calculated using the Pool Balance as of the last day of the related Collection Period.

1.

Under the applicable transaction documents, this amount is calculated and/or applicable with respect to the trust in the aggregate. We are including the deemed amount with respect to Series 2019-A on this report given past practice.